Loans and Borrowings - Summary of Changes in Cash Flows from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 235,164	$ 216,584	$ 203,955
Proceeds from bank loans	2,114	2,168	1,169
Repayment of bank loans (refer note 28)	(1,009)	(749)	(479)
Acquired thourgh business combination	115	199
Additions to lease liabilities	3,540	7,255	1,804
Adjustment due to modification/change in estimate	(30,604)	(1,435)	(1,053)
Payment of lease liabilites	(3,105)	(2,415)	(1,771)
Interest accrued	17,749	16,621	15,313
Interest paid	(2,049)	(1,743)	(1,647)
Effect of change in foreign exchange rates	(291)	(1,321)	(707)
Ending balance	221,624	235,164	216,584
Secured Bank Loans [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	2,667	1,392	735
Proceeds from bank loans	2,114	2,168	1,169
Repayment of bank loans (refer note 28)	(1,009)	(749)	(479)
Interest accrued	266	189	78
Interest paid	(266)	(189)	(78)
Effect of change in foreign exchange rates	46	144	33
Ending balance	3,726	2,667	1,392
Lease Liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	16,379	13,952	15,646
Acquired thourgh business combination	115	199
Additions to lease liabilities	3,540	7,255	1,804
Adjustment due to modification/change in estimate	(26)	(1,435)	(1,053)
Payment of lease liabilites	(3,105)	(2,415)	(1,771)
Interest accrued	1,783	1,554	1,569
Interest paid	(1,783)	(1,554)	(1,569)
Effect of change in foreign exchange rates	(245)	(1,177)	(674)
Ending balance	16,658	16,379	13,952
Convertible Notes [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	216,118	201,240	187,574
Adjustment due to modification/change in estimate	(30,578)
Interest accrued	15,700	14,878	13,666
Ending balance	$ 201,240	$ 216,118	$ 201,240